Notes Payable - Related Party (Details Textual)			3 Months Ended								3 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended				12 Months Ended				0 Months Ended									3 Months Ended								0 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member]	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Dec. 02, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Dec. 02, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Nov. 20, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Nov. 20, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Nov. 11, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Nov. 11, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan Two [Member] USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan Two [Member] DKK	Dec. 20, 2013 Sune Olsen Holding Aps [Member] Loan Two [Member] USD ($)	Dec. 20, 2013 Sune Olsen Holding Aps [Member] Loan Two [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member]	Dec. 31, 2012 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2012 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 31, 2011 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2011 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] USD ($)	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] DKK	Jun. 20, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] USD ($)	Jun. 20, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] DKK	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] USD ($)	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] DKK	Apr. 14, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] USD ($)	Apr. 14, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member]	Aug. 15, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] USD ($)	Aug. 15, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] DKK	Jul. 26, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] USD ($)	Jul. 26, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] DKK	Sep. 01, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] USD ($)	Sep. 01, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] DKK	Apr. 30, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] USD ($)	Apr. 30, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] DKK	Mar. 31, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Mar. 31, 2014 Paseco Aps [Member] Loan [Member] DKK	Mar. 18, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Mar. 18, 2014 Paseco Aps [Member] Loan [Member] DKK	Feb. 15, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Feb. 15, 2014 Paseco Aps [Member] Loan [Member] DKK	Mar. 31, 2014 Paseco Aps [Member] Loan Three [Member] USD ($)	Mar. 31, 2014 Paseco Aps [Member] Loan Three [Member] DKK	Dec. 16, 2013 DKTI A/S [Member] Loan Three [Member]	Dec. 31, 2013 DKTI A/S [Member] Loan Three [Member] USD ($)	Dec. 31, 2013 DKTI A/S [Member] Loan Three [Member] DKK	Dec. 31, 2012 DKTI A/S [Member] Loan Three [Member] USD ($)	Dec. 31, 2012 DKTI A/S [Member] Loan Three [Member] DKK	Mar. 31, 2014 Nlbdit Two Zero One Zero Enterprises, Llc [Member] Loan Ten [Member] USD ($)	Dec. 31, 2013 Advance Biotech [Member] Loan [Member] USD ($)	Dec. 31, 2013 Advance Biotech [Member] Loan [Member] DKK	Mar. 01, 2013 Advance Biotech [Member] Loan [Member] USD ($)	Mar. 01, 2013 Advance Biotech [Member] Loan [Member] DKK	Feb. 15, 2013 Advance Biotech [Member] Loan [Member] USD ($)	Feb. 15, 2013 Advance Biotech [Member] Loan [Member] DKK	Jan. 18, 2013 Advance Biotech [Member] Loan [Member] USD ($)	Jan. 18, 2013 Advance Biotech [Member] Loan [Member] DKK
Related Party Transaction [Line Items]
Unsecured loan			$ 9,352	50,706	$ 165,990	900,000	$ 74,696	405,000	$ 276,651	1,500,000	$ 3,498	18,966	$ 184,434	1,000,000																									$ 880,880		$ 424,198	2,300,000	$ 461,084	2,500,000	$ 368,868	2,000,000						$ 41,945
Accrued interest in percentage		5.00%														6.00%	6.00%	6.00%	6.00%	6.00%	6.00%			5.00%	5.00%			5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	2.50%	2.50%	1.00%	1.00%			5.00%	5.00%	5.00%	5.00%						6.00%	6.00%
Loans payable, current	38,235															59,854	338,719	25,019	143,750	232,841	1,267,724			265,000	1,500,000			773,000	4,375,932		133,343	750,000	177,239	1,000,000			175,359	1,000,000												880,000	5,000,000				14,075	80,000	33,685	187,724	178,661	1,000,000
Company borrowed loans																																																		783,139	4,431,862
Interest expense, borrowing loans																																							3,598	19,507										12,646	71,563	927	15,617	86,047
Additional loan on borrowings																																																55,000	310,000
Increased interest percentage																																									7.00%	7.00%	7.00%	7.00%	7.00%	7.00%						6.00%			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Offering costs																																																				12,000,000
Gross proceeds from share exchange																																																				12,000,000
Accrued interest																3,617	20,469	468	2,689			3,804	20,959			25,349	139,670				2,827	15,575	2,827	15,575														42,000	230,377			80,000
Converted into common shares															35,106							29,036	29,036			86,204	86,204			33,705																	96,288
Common stock exchanged during period of conversion															52,618							31,414	31,414			129,206	129,206			50,518																	144,321
Accrued Legal Fees																								265,000	1,500,000
Loan Outstanding Incurred Penalty																																			$ 8,863	50,000
Debt Instrument, Maturity Date																																							Feb. 01, 2015	Feb. 01, 2015
Extended maturity date, Description			The Company extended maturity date of the loans with Sune Olsen Holdings ApS from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.	The Company extended maturity date of the loans with Sune Olsen Holdings ApS from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.							The Company extended maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.	The Company extended maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.																											The loans are payable 14 days after the completion of the contemplated public offering in DanDrit Biotech USA, Inc. or February 1, 2015, and accrue interest at 5% per annum.	The loans are payable 14 days after the completion of the contemplated public offering in DanDrit Biotech USA, Inc. or February 1, 2015, and accrue interest at 5% per annum.